Condensed consolidated statements of changes in equity - USD ($) $ in Millions		Total	Equity attributable to the equity holders of the parent	Share capital	Treasury shares	Mandatorily convertible notes	Additional paid-in capital	Retained earnings	Foreign currency translation adjustments	Unrealized gains (losses) on derivative financial instruments	Unrealized gains (losses) on investments in equity instruments at FVOCI	Recognized actuarial losses	Non-controlling interests
Beginning balance (in shares) at Dec. 31, 2021	[1],[2]			911,000,000
Beginning balance at Dec. 31, 2021		$ 51,344	$ 49,106	$ 350	$ (2,186)	$ 509	$ 31,803	$ 36,702	$ (18,244)	$ 2,690	$ 499	$ (3,017)	$ 2,238
Changes in equity [abstract]
Net income (including non-controlling interests)		8,256	8,048					8,048					208
Other comprehensive income (loss)		(707)	(673)						(1,970)	1,561	(274)	10	(34)
Total comprehensive income (loss)		7,549	7,375					8,048	(1,970)	1,561	(274)	10	174
Cancellation of shares		0		$ (38)	3,201		(3,163)
Recognition of share-based payments (in shares)	[1],[2]			1,000,000
Recognition of share-based payments		21	21		25		(4)
Share buyback (note 5) (in shares)	[1],[2]			(65,000,000)
Share buyback (note 6)		(2,000)	(2,000)		(2,000)
Dividend (note 6)		(490)	(332)					(332)					(158)
Put option ArcelorMittal Texas HBI		(177)	(177)					(177)
Non-controlling interest on acquisitions (note 3)		(200)											(200)
Other movements		(1)	(1)					(1)
Ending balance (in shares) at Jun. 30, 2022	[1],[2]			847,000,000
Ending balance at Jun. 30, 2022		56,446	53,992	$ 312	(960)	509	28,636	44,240	(20,214)	4,251	225	(3,007)	2,454
Beginning balance (in shares) at Dec. 31, 2022	[1],[2]			805,000,000
Beginning balance at Dec. 31, 2022		55,590	53,152	$ 312	(1,895)	509	28,651	45,442	(20,819)	2,905	437	(2,390)	2,438
Changes in equity [abstract]
Net income (including non-controlling interests)		3,047	2,956					2,956					91
Other comprehensive income (loss)		487	476						1,103	(548)	(89)	10	11
Total comprehensive income (loss)		3,534	3,432					2,956	1,103	(548)	(89)	10	102
Issue of convertible instruments (in shares)	[1],[2]			57,000,000
Conversion of mandatorily convertible notes (note 6)		231	231		1,534	(509)	(794)
Cancellation of shares		0		$ (9)	664		(655)
Recognition of share-based payments (in shares)	[1],[2]			2,000,000
Recognition of share-based payments		22	22		41		(19)
Share buyback (note 5) (in shares)	[1],[2]			(25,000,000)
Share buyback (note 6)		(704)	(704)		(704)
Dividend (note 6)		(435)	(370)					(370)					(65)
Disposal of Erdemir shares (note 4)		0						333			(333)
Early redemption of mandatory convertible bonds (note 6)		(315)	(24)					(24)					(291)
Other movements		(14)	(19)					(19)					5
Ending balance (in shares) at Jun. 30, 2023	[1],[2]			839,000,000
Ending balance at Jun. 30, 2023		$ 57,909	$ 55,720	$ 303	$ (360)	$ 0	$ 27,183	$ 48,318	$ (19,716)	$ 2,357	$ 15	$ (2,380)	$ 2,189

[1]	Excludes treasury shares
[2]	In millions of shares